John Hancock Trust
Supplement dated May 19, 2010
to the Prospectus dated May 3, 2010
     The information under “Average Annual Total Returns for the period ended 12/31/09” in the Past Performance section of each fund noted below is replaced in its entirety by the following:
American Fundamental Holdings Trust

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Since	Date of
	Year	Inception	Inception

Series I	26.88%	−7.23%	10/30/2007
Series II	26.68%	−7.34%	10/30/2007
Series III	27.27%	−6.88%	10/30/2007
S&P 500 Index	26.46%	−11.49%	10/30/2007
Barclays Capital U.S. Aggregate Bond Index	5.93%	5.95%	10/30/2007
60% Standard & Poor’s 500/40% Barclays Capital U.S. Aggregate Bond Index	18.39%	–4.58%	10/30/2007

American Global Diversification Trust

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Since	Date of
	Year	Inception	Inception

Series I	36.32%	−6.63%	10/30/2007
Series II	36.29%	−6.74%	10/30/2007
Series III	36.92%	−6.27%	10/30/2007
MSCI World Index (gross of foreign withholding tax on dividends)	30.80%	−12.54%	10/30/2007
Barclays Capital U.S. Aggregate Bond Index	5.93%	5.95%	10/30/2007
65% MSCI World/35% Barclays Capital US Aggregate Bond Index	22.13%	−6.09%	10/30/2007

Core Allocation Plus Trust

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Since	Date of
	Year	Inception	Inception

Series I	25.20%	−7.39%	12/31/2007
Series II	25.10%	−7.54%	12/31/2007
Series NAV	25.41%	−7.34%	12/31/2007
MSCI World Index (gross of foreign withholding tax on dividends)	30.79%	−11.66%	12/31/2007
Barclays Capital U.S. Aggregate Bond Index	5.93%	5.58%	12/31/2007
Combined Index	23.37%	−6.19%	12/31/2007

Core Diversified Growth & Income Trust

Average Annual Total Returns for period ended 12/31/2009

	One	Since	Date of
	Year	Inception	Inception

Series I	30.07%	−4.65%	6/30/2008
Series II	29.87%	−4.80%	6/30/2008
Series III	30.42%	−4.34%	6/30/2008
Series NAV	30.79%	−4.13%	6/30/2008
S&P 500 Index	26.46%	−6.45%	6/30/2008
Barclays Capital U.S. Aggregate Bond Index	5.93%	6.70%	6/30/2008
70% Standard & Poor's 500 Index/30% Barclays Capital US Aggregate	20.44%	2.10%	6/30/2008

Core Strategy Trust

Average Annual Total Returns for period ended 12/31/2009

	One	Since	Date of
	Year	Inception	Inception

Series I	21.87%	1.14%	4/25/2008
Series II	21.65%	1.11%	2/10/2006
Series NAV	21.93%	1.16%	4/25/2008
S&P 500 Index	26.46%	−1.12%	2/10/2006
Barclays Capital U.S. Aggregate Bond Index	5.93%	5.84%	2/10/2006
Combined Index	20.44%	1.06%	2/10/2006

International Equity Index Trust A

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	37.86%	5.24%	7.79%	5/3/2004
Series II	37.48%	5.02%	7.56%	5/3/2004
MSCI AC World Ex. US Gross Total Return (gross of foreign withholding tax on dividends)	42.16%	6.30%	8.90%	5/3/2004
MSCI AC World Ex. US Net Total Return (net of foreign withholding tax on dividends)	41.45%	5.83%	8.41%	5/3/2004

International Equity Index Trust B

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAV	38.80%	5.84%	2.38%	5/2/1988
MSCI AC World Ex. US Gross Total Return (gross of foreign withholding tax on dividends)	42.16%	6.30%	3.11%	5/2/1988
MSCI AC World Ex. US Net Total Return (net of foreign withholding tax on dividends)	41.45%	5.83%	2.71%	5/2/1988

Natural Resources Trust

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	59.19%	14.23%	20.61%	5/5/2003
Series II	58.90%	14.00%	20.37%	5/5/2003
Series NAV	59.22%	14.28%	20.65%	2/28/2005
MSCI World Energy Index (gross of foreign withholding tax on dividends)	27.03%	9.59%	15.74%	5/5/2003
MSCI World Metal & Mining Index (gross of foreign withholding tax on dividends)	81.07%	17.04%	24.62%	5/5/2003
MSCI World Paper & Forest Products Index (gross of foreign withholding tax on dividends)	37.70%	−6.20%	0.66%	5/5/2003
60% MSCI World Energy/30% MSCI World Metals & Mining Index/10% MSCI World Paper & Forest Index	43.74%	10.81%	17.43%	5/5/2003

Real Estate Securities Trust

Asad Kazim no longer serves as a Portfolio Manager to the fund. All references to Mr. Kazim are hereby removed.